Investments in affiliates (Details) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 26, 2019 USD ($) item	Aug. 31, 2015 USD ($) entity	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2019 USD ($) item
Gemini
Schedule of Equity Method Investments
Ownership (as a percent)		49.00%	49.00%	49.00%
Gemini
Schedule of Equity Method Investments
Capital lease obligations assumed | $		$ 35.4
Borrowings under a secured loan facility | $		30.0
Proceeds from equity contributions | $		$ 47.4
Net assets | $			$ 15.0		$ 18.3
Gemini | Suez Canal
Schedule of Equity Method Investments
TEU					5,610
Gemini | Genoa
Schedule of Equity Method Investments
TEU					5,544
Gemini | Catherine C
Schedule of Equity Method Investments
TEU					6,422
Gemini | Leo C
Schedule of Equity Method Investments
TEU					6,422
Gemini | Belita
Schedule of Equity Method Investments
TEU					8,533
Gemini | Entities that leases Suez Canal and Genoa
Schedule of Equity Method Investments
Acquired interest		100.00%
Number of entities acquired | entity		2
Gemini | Owners of container vessels Catherine C and Leo C
Schedule of Equity Method Investments
Acquired interest		100.00%
Number of entities acquired | entity		2
Virage | Gemini
Schedule of Equity Method Investments
Ownership (as a percent)		51.00%
Ab affiliate of Gemini | Belita
Schedule of Equity Method Investments
TEU of acquired vessel	8,533
Gross purchase price | $	$ 25.3